SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total revenues		$ 31,979.0	$ 26,839.0	$ 23,441.4
Expenses
Interest expense		166.5	153.1	140.9
Total expenses		28,815.4	24,700.1	21,970.7
Income before income taxes		3,163.6	2,138.9	1,470.7
Benefit for income taxes		542.6	540.8	413.5
Net income attributable to Progressive		2,615.3	1,592.2	1,031.0
Comprehensive income attributable to Progressive		2,520.1	1,941.0	1,164.0
Parent Company
Revenues
Dividends from subsidiaries		939.1	867.3	375.5
Undistributed income (loss) from subsidiaries		1,770.7	866.3	741.9
Equity in net income of subsidiaries		2,709.8	1,733.6	1,117.4
Intercompany investment income		39.4	11.3	5.5
Gains (losses) on extinguishment of debt		0.0	0.2	1.6
Total revenues		2,749.2	1,745.1	1,124.5
Expenses
Interest expense		166.8	151.1	140.4
Deferred compensation	[1]	7.5	23.2	5.3
Other operating costs and expenses		5.1	4.6	4.2
Total expenses		179.4	178.9	149.9
Income before income taxes		2,569.8	1,566.2	974.6
Benefit for income taxes		45.5	26.0	56.4
Net income attributable to Progressive		2,615.3	1,592.2	1,031.0
Other comprehensive income (loss)		(95.2)	348.8	133.0
Comprehensive income attributable to Progressive		$ 2,520.1	$ 1,941.0	$ 1,164.0

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.